        As filed with the Securities and Exchange Commission on August 17, 2001.

                                                      Registration No. 333-19583

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-4

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                             REGISTERED ON FORM N-8A


                         Post-Effective Amendment No. 8

                         -------------------------------


                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                              (Exact name of trust)


                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                             One National Life Drive
                              Montpelier, VT 05604
          (Complete address of depositor's principal executive offices)

                          -----------------------------


                                D. Russell Morgan
                            Assistant General Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)

                         -------------------------------

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2415

                         -------------------------------


It is proposed that this filing will become effective:

______ immediately upon filing pursuant to paragraph (b) of Rule 485

___x___60 days after filing pursuant to paragraph (a) of Rule 485

______ on ______________ pursuant to paragraph (a) of Rule 485


                         -----------------------------

                                   SUPPLEMENT
                            dated              ,2001
                   To the Prospectus dated May 1, 2001 for the
                       SENTINEL ADVANTAGE VARIABLE ANNUITY
                                    issued by
                         NATIONAL LIFE INSURANCE COMPANY

        Since May 1, 2001, we have made several important enhancements to the Sentinel Advantage Variable Annuity described in the prospectus. These enhancements include: (i) adding Guaranteed Accounts as investment options (however, certain transactions involving a Guaranteed Account may be subject to a market value adjustment); (ii) adding an investment program we call the Capital Preservation program; (iii) expanding our ability to offer you favorable interest rates in our Enhanced Fixed Accounts; and (iv) adding two new riders at no cost to you that permit you to accelerate your Death Benefit should the covered person have a chronic illness or a terminal illness.

        These enhancements, together with certain other updates to the prospectus, are described below. These descriptions supplement information in the prospectus dated May 1, 2001.

AVAILABILITY OF GUARANTEED ACCOUNTS

        Effective              ,2001, Contract Owners will be able to elect to
allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. Guaranteed Accounts are available for 3, 5, 7 and 10 year periods.

        Like the Fixed Account described in the Prospectus, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life's general account, which supports its insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account are not registered under the Securities Act, nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the Guaranteed Accounts. Disclosures regarding the Guaranteed Accounts and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

        Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. We will invest the assets of the Guaranteed Accounts in those assets we choose and allowed by applicable law.

INVESTMENTS IN THE GUARANTEED ACCOUNTS

        You may invest in a Guaranteed Account by allocating Net Premium Payments to the Guaranteed Account of the desired 3, 5, 7, or 10 year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired 3, 5, 7 or 10 year period by making a written transfer request, or by telephone if the telephone transaction privilege (see page of the Prospectus) applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described in the Prospectus on page ________ for transfers from the Fixed Account to the Variable Account.

        All deposits into a Guaranteed Account are subject to a $500 minimum. When a Guaranteed Account is chosen as part of an allocation of Net Premium Payments, the allocation percentage must be at least 5%. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

        You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract's Maturity Date.

        Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. If you surrender your Contract or withdraw or transfer Contract Value out of the Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this Prospectus as a "market value adjustment" will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

        Each different Guaranteed Account duration used during the life of a Contract (i.e., the 3, 5, 7 or 10 year Guaranteed Accounts) will reduce by one the number of available different Subaccounts available under a single Contract over its entire life from 16 plus the Money Market Subaccount. Repeated use of the same duration Guaranteed Account, however, will not use up additional available Subaccounts.

        We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

TERMINATION OF A GUARANTEED ACCOUNT

        The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to the Guaranteed Account. For example, if Contract Value is transferred to a 5 year Guaranteed Account on September 1, 2001, the termination date for this Guaranteed Account is September 1, 2006, or the next following Valuation Day if September 1, 2006 is not a Valuation Day.

        We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for the Guaranteed Account. During the 30 day period prior to the termination date (the "30 day window"), you may provide instructions to reinvest the Contract Value in the Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as of the termination date as the result of instructions received during the 30 day window. In the event that you do not provide instructions during the 30 day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in the Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option whenever you like.


MARKET VALUE ADJUSTMENT

        Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30 day window as an "MVA Withdrawal") from the Guaranteed Account prior to the 30 day window before its termination date.

        We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior the 30 day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

        A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

        Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account are higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at 3% per annum.

        We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

    (1) the absolute value of the Contract Value subject to the market value adjustment times:

                              n/12
               ((1+i)/(1+j+c))     - 1

     where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration.
n = the number of whole months until the termination date of the Guaranteed Account j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.
c = a constant, .0025 in most jurisdictions.

     or

     (2) the amount initially deposited into the Guaranteed Account times:

              d/365         d/365
        ((1+k)      - (1.03)     )- the sum of all
                        e/365        e/365
        [Transfer ((1+k)      -(1.03)     )]
                 T

     where

k = the interest rate guaranteed for the guaranteed period.
d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.
Transfer  = a transfer from the Guaranteed Account on day T.
        T
e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

        If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

        A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:

        - any MVA Withdrawal during the 30 day window
        - Death Benefit proceeds
        - your Contract on its Maturity Date; or
        - any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

EXAMPLES

Example #1:

    Original Deposit:  $10,000
    Original Deposit Date:  November 1, 2001
    The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 7.0%.

    On November 1, 2003, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. There are 60 months remaining in the original guaranteed period. The five year rate from the index on November 1, 2003 is 5.5%. The seven-year rate from the index as of November 1, 2001 is 6.75%. 730 days have elapsed since the initial deposit date of November 1, 2001. The Contract Value in this Guaranteed Account on November 1, 2003 is
                              2
    $11,449.00. (10,000 x 1.07 ).

    The first part of the market value adjustment formula gives:

                                             60/12
    $11,449.00 x(((1+0.0675)/(1+0.055+.0025))      - 1) =  $551.66.

    The second part of the market value adjustment formula gives:

                         730/365             730/365
    $10,000 x ((1 + 0.07)        - (1 + 0.03)       ) = $840.00

    The amount of the market value adjustment is the lesser of the absolute value of the first part, $551.66, and of the second part, $840.00. Since the result of the first part is positive, the market value adjustment is an increase in Contract Value.

    The amount of the transfer will be $11,449.00 + 551.66 = $12,000.66.

Example #2

    Original Deposit:  $10,000
    Original Deposit Date:  November 1, 2001
    The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 7.0%.

    On November 1, 2003, the Owner wishes to transfer the full amount from the seven-year guaranteed account. There are 60 months remaining in the original guaranteed period. The five year rate from the index on November 1, 2003 is 8.5%. The seven-year rate from the index as of November 1, 2001 is 6.75%. 730 days have elapsed since the initial deposit date of November 1, 2001. The Contract Value in this Guaranteed Account on November 1, 2003 is
                              2
    $11,449.00. (10,000 x 1.07 ).


    The first part of the market value adjustment formula gives:

                                              60/12
    $11,449.00 x (((1+0.0675)/(1+0.085+.0025))      - 1)  =  -$1,014.76.

    The second part of the market value adjustment formula gives:

                            730/365               730/365
    $10,000 x ( ( 1 + 0.07 )        - ( 1 + 0.03 )        ) = $840.00

    The amount of the market value adjustment is the lesser of the absolute value of the first part, $1,014.76, and of the second part, $840.00. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

    The amount of the transfer will be $11,449.00 - $840.00 = $10,609.00.

    Note that the amount $10,609.00 is $10,000 accumulated for two years at 3%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 3.0%. Had the market value adjustment been positive in this example, it still would have been restricted to $840.00.

    OTHER MATTERS RELEVANT TO THE GUARANTEED ACCOUNTS

               We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to Contingent Deferred Sales Charges, the Annual Contract Fee, any applicable optional Enhanced Death Benefit Rider charge, and any applicable premium taxes.

               National Life will not permit an acceleration of a Contract's Maturity Date to any date before the 30 day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract's Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts.

               If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

               If you own a section 403(B) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value that is allocated to a Guaranteed Account, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to the Guaranteed Accounts.

               Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you provide specific instructions, amounts must be deducted first from the Variable Account and/or the Guaranteed Accounts, and may only be deducted from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal.

               If you do not provide specific allocation instructions, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the
                                  5

    Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis.

               Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount which is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). If the Withdrawal cannot be processed in accordance with your instructions, then we will not process it until we receive further instructions.

               The Guaranteed Accounts are not available in the state of Washington.

    CAPITAL PRESERVATION PROGRAM

               Under this program, you may place a portion of a Net Premium Payment, into a 7 year or 10 year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

               Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from the Guaranteed Account prior to the end of the guarantee period.


ENHANCED FIXED ACCOUNTS

               With respect to the Enhanced Fixed Account offers described on page of the Prospectus, National Life may now make more than one offer with respect to an Enhanced Fixed Account at the same time. If we do, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our home office.

               For Contracts utilizing the Enhanced Fixed Account, National Life reserves the right to reduce the number of different Subaccounts, other than the Money Market Subaccount, that may be used by the Contract over its entire lifetime. If only one offer is utilized the number of available Subaccounts will be reduced from 16 to 15. If more than one offer is utilized the number of available Subaccounts may be reduced from 16 to 14. Guaranteed Accounts, as descibed above, are not available for the systematic transfers out of the Enhanced Fixed Account.


AVAILABILITY OF OPTIONAL ACCELERATED BENEFIT RIDER

               If the Contract has been in force for at least five years, the Accelerated Benefit Rider provides an accelerated Death Benefit prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under this Rider are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. This Rider may not be available in all states and its terms may vary by state. There is no cost for this Rider. It can be included in the Contract at issue, or it can be added after issue, for a covered person at the time of Contract issue aged 0-75.

               The covered person is the Owner, unless the Owner is not a person, in which case the covered person is the Annuitant. If there are Joint Owners, then each are consider covered persons. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

MARKET TIMING

               The Contracts are intended for long-term investment by Owners. Excessive, short-term trading practices which attempt "market timing" may disrupt portfolio management strategies and harm the performance of the underlying Funds. As a result, National Life reserves the right to reject any Premium Payment or transfer instructions, if an Owner has a history of excessive short-term trading or if in National Life's judgment, an Owner's trading has been or may be disruptive to an underlying Fund.

    STRETCH ANNUITY PAYMENT OPTION

               National Life offers the Stretch Annuity Payment Option to Contracts which have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

               Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). The beneficiary may be a much younger person than the initial payee, such as a grandchild. so that under this payment option, payments may be made over a lengthy period of years.

               Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

               You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the stretch annuity payment option.

    VALUATION DAYS

           We are changing the definition of "Valuation Day" so that it no longer excludes the day after Thanksgiving. This will mean that transactions for which we receive valid instructions on that Friday after Thanksgiving will be processed using that day's Subaccount values, rather than using the following Monday's Subaccount values.

Incorporated herein by reference is the prospectus and the Statement of Additional Information dated May 1, 2001 which are a part of Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001 (Accession Number 0000950133-01-500809).

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Financial statements and schedule included in Prospectus

                           Condensed Financial Information

                  (2)      Financial statements and schedule included in Part B:

         National Life Insurance Company:

                  Independent Auditor's Report.


                     Consolidated Balance Sheets (GAAP Basis) as of December 31, 2000 and 1999.



                     Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 2000 and 1999.



                     Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 2000 and 1999.

                     Notes to Consolidated Financial Statements

                     Independent Auditor's Report.



         National Variable Annuity Account II

                  Independent Auditor's Report

                     Statement of Assets

                     Statement of Operations

                     Statement of Changes in Net Assets

                     Notes to Financial Statements




         (b)      Exhibits

                  (1)      Resolution of the Depositor's Board of
                           Directors authorizing the establishment of the Registrant.(1)


                  (2)      Not Applicable

                  (3) Distribution Agreement between the Variable Account/Registrant and Principal
                           Underwriter (2)

                  (4)  (a) The form of the variable annuity
                           contract (2)

                       (b) Enhanced Death Benefit Rider (2)

                       (c) Guaranteed Account Endorsement

                       (d) Accelerated Benefits Rider - Covered Chronic Illness

                       (e) Accelerated Benefits Rider - Terminal Illness

                  (5)      Variable Annuity Application (2)

                  (6)      Articles of Incorporation and By-Laws of
                           Depositor (3).

                  (7)      Not Applicable

                           (8)      (a)     Participation Agreement by  and
                                    among Market Street Fund, Inc., National
                                    Life Insurance Company and PML Securities
                                    Company. dated January, 30, 1996 (4).

                                    1.      Form of Amendment No. 1 dated
                                    June 20, 1997 by & among Market Street
                                    Fund, Inc., National Life Insurance
                                    Company, and 1717 Capital Management
                                    (formerly PML Securities Company) (7).

                                    (b)     Participation Agreement by
                                    and among Variable Insurance Products Fund,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company, (now
                                    National Life Insurance Company), dated
                                    August 1, 1989 (7).

                                    1.     Form of Amendment No. 1 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributions Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated January 1, 1996
                                    (5).

                                    2.      Form of Amendment No. 2 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributors Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated April 28,
                                    1997 (2).

                                    (c)     Participation Agreement by
                                    and among The Alger American Fund, National
                                    Life Insurance Company and Fred Alger and
                                    Company, dated January 31, 1995 (4).

                                    1.      Form of amended Schedule A to the
                                    Participation Agreement by and among The
                                    Alger American Fund, National Life
                                    Insurance Company and Fred Alger Company,
                                    Dated April 25, 1997 (2).

                                    (d)     Form of Participation Agreement by
                                    and among National Life Insurance Company,
                                    National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated
                                    May 7, 1997 (2).

                                    (e)     Participation Agreement by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 1, 1990 (7).

                                    (1)      Form of Amendment No. 1 by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 28, 1997 (2).

                                    (g)      Form of Participation Agreement
                                    between National Life Insurance Company and
                                    American Century Investment, Inc. (6).

                                    (h)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    Neuberger & Berman Advisers Managers
                                    Trust (6).

                                    (i)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    J. P. Morgan Series Trust II (6).

                                    (k)     Participation Agreement between
                                    National Life Insurance Company and The
                                    Dreyfus Socially Responsible Growth Fund,
                                    Inc.(8 )

                                    (l)     Participation Agreement between
                                    National Life Insurance Company, INVESCO
                                    Variable Investment Funds, Inc.; INVESCO
                                    Funds Group, Inc., and INVESCO
                                    Distributors, Inc. (9)

                            (9) Opinion and consent of Michele S. Gatto, Senior Vice President & General Counsel of National Life Insurance Company.

                           (10)     (a)      Consent of Sutherland Asbill &
                                    Brennan LLP

                                    (b)      Consent of PriceWaterhouseCoopers
                                    LLP.

                           (11)     Not Applicable.

                           (12)     Not Applicable.

                           (13)     Performance Advertising Calculation
                                    Schedules (2)

                           (14)     Powers of Attorney (1).

                                            Robert E. Boardman
                                            Earle H. Harbison, Jr.
                                            A. Gary Shilling

(1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on
    January 10, 1997.

  (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.

  (3) Incorporated herein by reference to the to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February 11, 1999.

  (4) Incorporated herin by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.

  (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.

  (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.

  (7) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.

  (8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.

  (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.


 Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*        Position with Depositor
------------------------------------        -----------------------
Patrick E. Welch                            Chairman of the Board, President,
                                            and Chief Executive Officer

Robert E. Boardman                          Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064
Burlington, VT  05402-1064

Earle H. Harbison, Jr.                      Director
Harbison Corporation
8112 Maryland Avenue, Suite 250
St. Louis, MO  63105

Thomas H. MacLeay                           Director
543 Bliss Road
East Montpelier  05651

A. Gary Shilling                            Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, New Jersey  07081-1020

James A. Mallon                             Executive Vice President
                                            & Chief Marketing Officer

William A. Smith                            Executive Vice President
                                            & Chief Financial Officer

Rodney A. Buck                              Executive Vice President & Chief
                                            Investment Officer

Gregory H. Doremus                          Senior Vice President-
                                            New Business & Customer
                                            Services

Michele S. Gatto                            Senior Vice President &
                                            General Counsel

Charles C. Kittredge                        Senior Vice President-Marketing
                                            Development and Operations

Wade H. Mayo                                Senior Vice President

Joseph A. Miller                            Senior Vice President

Michael A. Tahan                            Senior Vice President & Chief
                                            Information Officer


*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

                  A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below.

         All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest.

         National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

         National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

Item 27. Number of Contract Owners

         As of July 31, 2001, 4,771 contracts have been issued to date.

Item 28. Indemnification

         The By-Laws of Depositor provide, in part in Article VI, as follows:

         7.1  Indemnification.

         (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

         (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29  Principal Underwriter

         (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.

         (b) The following information is furnished with respect to the officers and directors of ESI:


Name and Principal               Positions and Offices
Business Address*                with ESI
-----------------                --------
Joseph M. Rob                    Chief Executive Officer and Chairman
Kenneth R. Ehinger               President & Chief Operating Officer
John M. Grab, Jr.                Senior Vice President & Chief Financial Officer
Stephen A. Englese               Senior Vice President - Financial Products
Budd A. Shedaker                 Assistant Vice President - Communications
Greg D. Teese                    Vice President - Compliance
D. Russell Morgan                Counsel
Sharon E. Bernard                Treasurer & Controller
James K. McQueston               Secretary
Patrick E. Welch                 Director
Rodney A. Buck                   Director
William A. Smith                 Director


*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.


Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.


Item 31. Management Services

         All management contracts are discussed in Part A or Part B.


Item 32  Undertakings

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

         (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant, National Variable Annuity Account II, has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 17th day of August, 2001

                                                   NATIONAL VARIABLE LIFE
                                                   INSURANCE ACCOUNT (Registrant)

                                                   By: NATIONAL LIFE INSURANCE COMPANY

Attest: /s/ CHRISTOPHER M. NERONHA                 By: /s/ PATRICK E. WELCH
        -------------------------------                --------------------------------
        Christopher M. Neronha                                 Patrick E. Welch
        Assistant Secretary                                    Chairman, President &
                                                               Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, National Life Insurance Company has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 17th day of August, 2001

                                              NATIONAL LIFE INSURANCE COMPANY
(SEAL)                                                    (Depositor)


Attest: /s/ CHRISTOPHER M. NERONHA               By: /s/ PATRICK E. WELCH
        -------------------------------              ---------------------------
        Christopher M. Neronha                           Patrick E. Welch
        Assistant Secretary                              Chairman, President &
                                                         Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                            Title                          Date
---------                            -----                          ----
/s/ PATRICK E. WELCH                 Chairman, President, &          8/17/01
--------------------------           Chief Executive Officer
Patrick E. Welch

/s/ WILLIAM A. SMITH                 Executive Vice President &      8/17/01
-------------------------            Chief Financial Officer
William A. Smith

ROBERT E. BOARDMAN*                  Director                        8/17/01
--------------------------
Robert E. Boardman

EARLE H. HARBISON, JR.*              Director                        8/17/01
--------------------------
Earle H. Harbison, Jr.

                                     Director
--------------------------
Thomas H. MacLeay

A. GARY SHILLING*                    Director                        8/17/01
--------------------------
A. Gary Shilling

* By: /s/ PATRICK E. WELCH                              Date: 8/17/01
     ---------------------
     Patrick E. Welch
     Pursuant to Power of Attorney